Statements of Changes in Net Assets Available for Benefits - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest income	$ 1,129,735
Net appreciation in fair value of investments	11,177,818
Total Investment Income	12,307,553
Interest from Notes Receivable from Participants	25,744
Contributions:
Participants	5,483,011
Employer	2,830,431
Rollover	471,820
Total Contributions	8,785,262
Total Additions	21,118,559
Deductions:
Benefit payments	8,869,997
Administrative expenses	100,686
Total Deductions	8,970,683
Net increase	12,147,876
Transfer of net assets from Capital City Home Loans 401(k) Plan	17,346,111
Net assets available for benefits at beginning of year	56,782,158
Net assets available for benefits at end of year	$ 86,276,145